Sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (201,770)	₩ (159,549)
Decrease	233,057	180,542
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	231,967	176,924
Decrease	₩ (204,242)	₩ (159,169)